Annual Total Returns - Fidelity Low Duration Bond Factor ETF [BarChart] - 10.31 Fidelity Low Duration Bond Factor ETF PRO-07 - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Fidelity Low Duration Bond Factor ETF
Bar Chart Table:
Annual Return 2019	4.51%